SEGMENT INFORMATION	12 Months Ended
Sep. 30, 2012
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 15 SEGMENT INFORMATION

        We operate principally in the contract drilling industry. Our contract drilling business includes the following reportable operating segments: U.S. Land, Offshore and International Land. The contract drilling operations consist mainly of contracting Company-owned drilling equipment primarily to large oil and gas exploration companies. To provide information about the different types of business activities in which we operate, we have included Offshore and International Land, along with our U.S. Land reportable operating segment, as separate reportable operating segments. Additionally, each reportable operating segment is a strategic business unit which is managed separately. Our primary international areas of operation include Colombia, Ecuador, Argentina, Tunisia, Bahrain, Abu Dhabi and other South American countries. Other includes additional non-reportable operating segments. Revenues included in Other consist primarily of rental income. Consolidated revenues and expenses reflect the elimination of all material intercompany transactions.

        We evaluate segment performance based on income or loss from operations (segment operating income) before income taxes which includes:

  •
  revenues from external and internal customers

  •
  direct operating costs

  •
  depreciation and

  •
  allocated general and administrative costs

but excludes corporate costs for other depreciation, income from asset sales and other corporate income and expense.

        General and administrative costs are allocated to the segments based primarily on specific identification and, to the extent that such identification is not practical, on other methods which we believe to be a reasonable reflection of the utilization of services provided.

        Segment operating income for all segments is a non-GAAP financial measure of our performance, as it excludes certain general and administrative expenses, corporate depreciation, income from asset sales and other corporate income and expense. We consider segment operating income to be an important supplemental measure of operating performance for presenting trends in our core businesses. We use this measure to facilitate period-to-period comparisons in operating performance of our reportable segments in the aggregate by eliminating items that affect comparability between periods. We believe that segment operating income is useful to investors because it provides a means to evaluate the operating performance of the segments on an ongoing basis using criteria that are used by our internal decision makers. Additionally, it highlights operating trends and aids analytical comparisons. However, segment operating income has limitations and should not be used as an alternative to operating income or loss, a performance measure determined in accordance with GAAP, as it excludes certain costs that may affect our operating performance in future periods.

        Summarized financial information of our reportable segments for continuing operations for each of the years ended September 30, 2012, 2011 and 2010 is shown in the following table:

(in thousands)	External Sales	Inter- Segment	Total Sales	Segment Operating Income (Loss)	Depreciation	Total Assets	Additions to Long-Lived Assets
2012
Contract Drilling
U.S. Land	$2,678,475	$—	$2,678,475	$906,968	$332,723	$4,422,297	$991,966
Offshore	189,086	—	189,086	41,775	13,455	160,135	8,547
International Land	270,027	—	270,027	20,366	30,701	467,538	52,864

	3,137,588	—	3,137,588	969,109	376,879	5,049,970	1,053,377
Other	14,214	841	15,055	(8,824)	10,670	663,496	29,301

	3,151,802	841	3,152,643	960,285	387,549	5,713,466	1,082,678
Eliminations	—	(841)	(841)	—	—	—	—

Total	$3,151,802	$—	$3,151,802	$960,285	$387,549	$5,713,466	$1,082,678

2011
Contract Drilling
U.S. Land	$2,100,508	$—	$2,100,508	$691,615	$264,127	$3,719,387	$694,249
Offshore	201,417	—	201,417	45,291	14,684	151,656	7,092
International Land	226,849	—	226,849	19,711	28,018	333,142	20,638

	2,528,774	—	2,528,774	756,617	306,829	4,204,185	721,979
Other	15,120	829	15,949	(7,682)	8,639	792,177	8,368

	2,543,894	829	2,544,723	748,935	315,468	4,996,362	730,347
Eliminations	—	(829)	(829)	—	—	—	—

Total	$2,543,894	$—	$2,543,894	$748,935	$315,468	$4,996,362	$730,347

2010
Contract Drilling
U.S. Land	$1,412,495	$—	$1,412,495	$404,278	$211,652	$3,257,382	$305,206
Offshore	202,734	—	202,734	53,069	12,519	132,342	9,982
International Land	247,179	—	247,179	48,271	29,938	411,339	23,865

	1,862,408	—	1,862,408	505,618	254,109	3,801,063	339,053
Other	12,754	814	13,568	(6,765)	8,549	454,037	6,211

	1,875,162	814	1,875,976	498,853	262,658	4,255,100	345,264
Eliminations	—	(814)	(814)	—	—	—	—

Total	$1,875,162	$—	$1,875,162	$498,853	$262,658	$4,255,100	$345,264

        The following table reconciles segment operating income to income from continuing operations before income taxes as reported on the Consolidated Statements of Income:

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Segment operating income	$960,285	$748,935	$498,853
Income from asset sales	19,223	13,903	4,992
Corporate general and administrative costs and corporate depreciation	(69,909)	(60,327)	(52,049)

Operating income	909,599	702,511	451,796
Other income (expense)
Interest and dividend income	1,380	1,951	1,811
Interest expense	(8,653)	(17,355)	(17,158)
Gain on sale of investment securities	—	913	—
Other	254	(953)	1,787

Total unallocated amounts	(7,019)	(15,444)	(13,560)

Income from continuing operations before income taxes	$902,580	$687,067	$438,236

        The following table presents revenues from external customers and long-lived assets by country based on the location of service provided:

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Revenues
United States	$2,864,570	$2,276,118	$1,572,139
Colombia	82,247	74,504	57,533
Argentina	54,317	44,205	55,855
Ecuador	56,448	42,598	52,115
Other Foreign	94,220	106,469	137,520

Total	$3,151,802	$2,543,894	$1,875,162

Long-Lived Assets
United States	$4,039,770	$3,423,185	$2,973,712
Argentina	81,886	78,221	91,322
Colombia	84,389	67,369	59,798
Ecuador	38,265	28,439	27,772
Other Foreign	107,261	79,856	122,416

Total	$4,351,571	$3,677,070	$3,275,020

        Long-lived assets are comprised of property, plant and equipment.

        Revenues from one customer accounted for approximately 12.0 percent of total operating revenues during the year ended September 30, 2012, and 12.5 percent for years ended September 30, 2011 and 2010. Revenues from another customer accounted for approximately 10.2 percent, 4.5 percent and 4.6 percent of total operating revenues during the years ended September 30, 2012, 2011 and 2010, respectively. Collectively, the receivables from these customers were approximately $108.4 million and $70.5 million at September 30, 2012 and 2011, respectively.